Significant Accounting Policies (Details) - Schedule of the straight-line method over the estimated useful lives of the assets	Dec. 31, 2008
Computers and peripheral equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of the straight-line method over the estimated useful lives of the assets [Line Items]
Property and equipment	15.00%
Computers and peripheral equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of the straight-line method over the estimated useful lives of the assets [Line Items]
Property and equipment	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of the straight-line method over the estimated useful lives of the assets [Line Items]
Property and equipment	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of the straight-line method over the estimated useful lives of the assets [Line Items]
Property and equipment	15.00%
Leasehold improvement [Member]
Significant Accounting Policies (Details) - Schedule of the straight-line method over the estimated useful lives of the assets [Line Items]
Property and equipment		[1]

[1]	Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the improvements.